ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Payroll and social security payable	$ 16,235	$ 182,118
Other payables and accrued liabilities	13,568	14,695
Total Accounts Payable and Accrued Liabilities	$ 29,803	$ 196,813